Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost of Revenue [Member]
Intangible Assets, Net (Details) [Line Items]
Amortization expenses	$ 635,324	$ 259,997